Fees and Expenses	Jan. 01, 2026
Virtus KAR Equity Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus KAR Equity Income Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus KAR Equity Income Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1]	0.37%	0.44%	0.36%	0.29%
Expenses (as a percentage of Assets)		1.37%	2.19%	1.11%	1.04%
Fee Waiver or Reimbursement	[2]	(0.23%)	(0.30%)	(0.22%)	(0.26%)
Net Expenses (as a percentage of Assets)	[2]	1.14%	1.89%	0.89%	0.78%
[1]	Estimated for current fiscal year, as annualized.
[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.14% for Class A Shares, 1.89% for Class C Shares, 0.89% for Class I Shares and 0.78% for Class R6 Shares through September 12, 2027. Prior to September 12, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - Virtus KAR Equity Income Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 660	$ 292	$ 91	$ 80
Expense Example, with Redemption, 3 Years	924	636	315	287
Expense Example, with Redemption, 5 Years	1,224	1,128	575	531
Expense Example, with Redemption, 10 Years	$ 2,074	$ 2,484	$ 1,318	$ 1,231

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus KAR Equity Income Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 660	$ 192	$ 91	$ 80
Expense Example, No Redemption, 3 Years	924	636	315	287
Expense Example, No Redemption, 5 Years	1,224	1,128	575	531
Expense Example, No Redemption, 10 Years	$ 2,074	$ 2,484	$ 1,318	$ 1,231

Virtus KAR Small-Mid Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Virtus KAR Small-Mid Cap Growth Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	0.00%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	1.00%	[1]	0.00%	0.00%
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Virtus KAR Small-Mid Cap Growth Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1]	1.12%	1.06%	1.09%	0.96%
Expenses (as a percentage of Assets)		2.12%	2.81%	1.84%	1.71%
Fee Waiver or Reimbursement	[2]	(0.92%)	(0.86%)	(0.89%)	(0.82%)
Net Expenses (as a percentage of Assets)	[2]	1.20%	1.95%	0.95%	0.89%
[1]

Not included in the table are extraordinary expenses. If such amounts were reflected in this table, the Other Expenses would have been 1.13% for Class A Shares, 1.07% for Class C Shares, 1.10% for Class I Shares and 0.97% for Class R6 Shares.

[2]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.20% for Class A Shares, 1.95% for Class C Shares, 0.95% for Class I Shares and 0.89% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Expense Example [Heading]	Example
Expense Example, With Redemption [Table]
Expense Example - Virtus KAR Small-Mid Cap Growth Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, with Redemption, 1 Year	$ 666	$ 298	$ 97	$ 91
Expense Example, with Redemption, 3 Years	1,086	783	485	451
Expense Example, with Redemption, 5 Years	1,539	1,401	906	844
Expense Example, with Redemption, 10 Years	$ 2,792	$ 3,070	$ 2,079	$ 1,945

Expense Example, No Redemption [Table]
Expense Example, No Redemption - Virtus KAR Small-Mid Cap Growth Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Expense Example, No Redemption, 1 Year	$ 666	$ 198	$ 97	$ 91
Expense Example, No Redemption, 3 Years	1,086	783	485	451
Expense Example, No Redemption, 5 Years	1,539	1,401	906	844
Expense Example, No Redemption, 10 Years	$ 2,792	$ 3,070	$ 2,079	$ 1,945